Accounts Receivable, Net (Details)	1 Months Ended			12 Months Ended
	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Jul. 29, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounts Receivable, Net [Line Items]
Bad debt expense | $				$ 27,469,288
Repaid amount	$ 1,435,833	¥ 10,000,000
Interest amount total				$ 40,241	¥ 270,667
Factoring Agreement [Member]
Accounts Receivable, Net [Line Items]
Advances in accounts receivable (in Yuan Renminbi) | ¥			¥ 10,000,000
Factoring agreement, description				The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties.	The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties.
Maturity date			Jan. 09, 2022
Annual interest rate, percentage			5.60%